Significant Agreements - Research Innovation Fund (RIF) Financing (Details) $ in Thousands, € in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2020 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 EUR (€)
Schedule of Equity Method Investments [Line Items]
Debt			$ 37,081
Issuance costs			0	$ 329
Noncontrolling interest		$ 11,704	11,855	12,429
Research Innovation Fund Financing [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from RIF	€ 10.0	11,100	$ 11,300
Debt		$ 16,700				$ 17,000	€ 15.0
Interest rate (as a percent)						6.35%	6.35%
Investments interest rate						15.00%	15.00%
Annual interest rate in connection with transaction	3.175%		3.175%
Long term debt term						8 years	8 years
Period of subsequent issuance	24 months
Equity interest held by related party		20.00%	20.00%
Minority interest, net of issuance cost				11,300	€ 10.0
Accretion of noncontrolling interest			$ 1,000	600
Foreign currency translation gain (loss)		$ 200	400	500
Noncontrolling interest			$ 11,900	$ 12,400